UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 54.1%
	Face Amount	Value
CONSUMER DISCRETIONARY — 9.1%
Comcast
5.150%, 03/01/20	$100,000	$112,543
3.375%, 08/15/25	100,000	101,771
Controladora Mabe
6.500%, 12/15/15 (A)	100,000	100,050
Goodyear Tire & Rubber
8.250%, 08/15/20	100,000	104,600
Interpublic Group
4.000%, 03/15/22	110,000	110,347
Starbucks
3.850%, 10/01/23	100,000	106,684
The Gap
5.950%, 04/12/21	150,000	159,492
Time Warner
4.650%, 06/01/44	100,000	95,553

		891,040

CONSUMER STAPLES — 2.2%
Coca-Cola Femsa
4.625%, 02/15/20	100,000	107,980
Raizen Energy Finance
7.000%, 02/01/17 (A)	100,000	102,100

		210,080

ENERGY — 4.3%
Chesapeake Energy
6.125%, 02/15/21	165,000	108,058
Ecopetrol
7.625%, 07/23/19	95,000	107,018
Mexichem
4.875%, 09/19/22 (A)	200,000	209,000

		424,076

FINANCIALS — 21.0%
Ally Financial
6.250%, 12/01/17	100,000	106,750
American International Group
6.400%, 12/15/20	110,000	129,886

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2015
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Bank of America MTN
5.700%, 01/24/22	$150,000	$171,544
4.200%, 08/26/24	150,000	150,822
CIT Group
5.500%, 02/15/19 (A)	200,000	212,250
Citigroup
8.500%, 05/22/19	125,000	150,912
Goldman Sachs Group MTN
5.375%, 03/15/20	150,000	167,541
JPMorgan Chase
6.400%, 05/15/38	150,000	190,064
Morgan Stanley MTN
4.875%, 11/01/22	250,000	269,586
Regions Bank
6.450%, 06/26/37	250,000	299,813
Wells Fargo MTN
3.500%, 03/08/22	200,000	207,998

		2,057,166

HEALTH CARE — 1.0%
Humana
3.150%, 12/01/22	100,000	98,863

INDUSTRIALS — 6.1%
Alfa
5.250%, 03/25/24 (A)	200,000	210,250
Embraer Bras De Aeronau
5.150%, 06/15/22	150,000	150,375
General Electric
3.375%, 03/11/24	95,000	97,729
United Parcel Service
3.125%, 01/15/21	130,000	136,172

		594,526

INFORMATION TECHNOLOGY — 3.2%
CA
5.375%, 12/01/19	100,000	108,661
Hewlett-Packard
4.650%, 12/09/21	200,000	207,832

		316,493

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2015
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 2.1%
Alcoa
6.150%, 08/15/20	$200,000	$211,000

TELECOMMUNICATION SERVICES — 5.1%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	178,500
Telecom Italia
5.303%, 05/30/24 (A)	200,000	201,000
Verizon Communications
6.400%, 09/15/33	110,000	127,134

		506,634

TOTAL CORPORATE OBLIGATIONS
(Cost $5,310,145)		5,309,878

MORTGAGE-BACKED SECURITIES — 22.4%
FHLMC
4.500%, 08/01/40	104,516	113,605
4.000%, 04/01/26	106,038	113,057
4.000%, 10/01/41	164,353	174,991
3.500%, 01/01/45	93,901	97,577
FNMA
4.500%, 02/01/39	63,926	69,427
4.500%, 02/01/41	175,079	190,238
4.500%, 10/01/41	83,699	92,051
4.000%, 11/01/40	218,262	232,762
4.000%, 01/01/41	170,293	181,637
4.000%, 05/01/44	186,015	199,057
3.500%, 07/01/42	301,402	314,411
3.500%, 07/01/45	297,196	309,621
3.500%, 08/01/45	99,426	103,564

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,168,383)		2,191,998

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2015
(Unaudited)

U.S. TREASURY OBLIGATIONS — 17.9%
	Face Amount/ Shares	Value
U.S. Treasury Bond
5.250%, 11/15/28	$80,000	$105,845
U.S. Treasury Notes
3.500%, 05/15/20	300,000	326,301
3.125%, 05/15/19	100,000	106,495
2.250%, 11/15/24	400,000	404,291
2.000%, 11/15/21	200,000	202,620
2.000%, 02/15/23	200,000	201,104
2.000%, 08/15/25	100,000	98,670
1.750%, 10/31/18	300,000	306,273

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,761,833)		1,751,599

U.S. GOVERNMENT AGENCY OBLIGATION — 3.0%
FHLMC
1.375%, 05/01/20	300,000	298,356

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $300,587)		298,356

PREFERRED STOCK — 1.2%
FINANCIALS — 1.2%
JPMorgan Chase,
6.700%	4,500	121,500

TOTAL PREFERRED STOCK
(Cost $116,190)		121,500

SHORT-TERM INVESTMENT — 0.7%
SEI Daily Income Trust Government Fund,
Cl A 0.010% (B)	65,717	65,717

TOTAL SHORT-TERM INVESTMENT
(Cost $65,717)		65,717

TOTAL INVESTMENTS — 99.3%
(Cost $9,722,855)†		$9,739,048

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2015
(Unaudited)

Percentages are based on Net Assets of $9,810,046.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	The rate reported is the 7-day effective yield as of October 31, 2015.
†	At October 31, 2015, the tax basis cost of the Fund’s investments was $9,722,855, and the unrealized appreciation and depreciation were $166,541 and $(150,348) respectively.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value:

The following is a summary of the inputs used as of October 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,309,878	$—	$5,309,878
Mortgage-Backed Securities	—	2,191,998	—	2,191,998
U.S. Treasury Obligations	—	1,751,599	—	1,751,599
U.S. Government Agency Obligation	—	298,356	—	298,356
Preferred Stock	121,500	—	—	121,500
Short-Term Investment	65,717	—	—	65,717

Total Investments in Securities	$187,217	$9,551,831	$—	$9,739,048

During the period ended October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of October 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 23, 2015